Revenue from Contract with Customers - Schedule of Information about Receivables, Contract Assets and Contract Liabilities (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Schedule of Information about Receivables, Contract Assets and Contract Liabilities [Abstract]
Receivables, which are included in ‘trade receivables, net	$ 3,752,409	$ 3,352,455	$ 3,537,193	$ 3,682,302	$ 1,831,724